Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of material related party transactions
For the years ended December 31, 2022, 2023 and 2024, the Group entered into the following material related party transactions:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Purchase of goods	414,809	373,864	294,963
Purchase of services	696,987	838,609	823,372
Provision of services	21,416	17,689	30,952
Sales of product	90,405	73,608	295
Interest income	31,753	24,011	17,460